Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Conservative Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies and Risks – Investments in the Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of an underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with certain underlying funds. An underlying fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to an underlying fund’s net asset value (“NAV”) and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Unlike most ETFs, certain underlying funds effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of each underlying fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at an underlying fund level. Because these underlying funds currently intend to effect redemptions principally for cash, rather than principally for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Certain funds may recognize a capital gain on these sales that might not have been incurred if an underlying fund had made a redemption in-kind, and this may decrease the tax efficiency of an underlying fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying fund and conventional ETFs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund
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holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which an underlying fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of an underlying fund incurring obligations beyond its investments, but nonetheless permits an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment, which is meant to be held until maturity.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an
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underlying fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on an underlying fund’s investment performance. This risk is heightened if an underlying fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Income Risk. An underlying fund’s income may decline when interest rates fall because the underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, and underlying fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” an underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying und would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the underlying funds’ investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Industry Concentration Risk. From time to time an underlying fund may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, an underlying fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole. Information about an underlying fund’s exposure to a particular industry or industry group is available in an underlying fund’s annual and semi-annual reports to shareholders, as well as on required forms filed with the SEC.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability
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of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Number of Holdings Risk. An underlying fund may hold a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating
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liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.
Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal securityholders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the projector from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult to value accurately than securities of public corporations. An underlying fund that invests a significant portion of their portfolios in municipal securities may have greater exposure to liquidity risk than funds that invest in non-municipal securities.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
Each underlying ETF fund generally attempts to remain fully invested in the constituents of its respective underlying index. However, the Adviser may not fully invest an underlying fund at times,
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either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period). The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by an underlying fund and the Adviser’s affiliates.
Operational Risk. An underlying fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the underlying fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Rule 144A Securities Risk. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. An underlying fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying fund are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Taxable Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the
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deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgages securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Volatility Risk. Although the underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
The first sentence of the fourth paragraph under “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification ” in the Statement of Additional Information is replaced in its entirety with the following:
The Funds of Funds’ most recent Annual or Semi-Annual Report contains a list of Underlying Funds and the weightings as of the end of the most recently completed fiscal period for each Fund of fund.
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